Income Taxes 1 (Provision/(Benefit) (Details) (USD $) In Thousands, unless otherwise specified	11 Months Ended	1 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2013 Successor [Member]	Jun. 07, 2013 Predecessor [Member]	Dec. 23, 2012 Predecessor [Member]	Apr. 28, 2013 Predecessor [Member]	Apr. 29, 2012 Predecessor [Member]	Apr. 27, 2011 Predecessor [Member]
Current:
U.S. federal	$ 10,200	$ 55,197		$ 126,878	$ 112,064	$ 41,673
State	1,798	8,409		14,622	12,326	14,992
Foreign	54,382	17,983		187,363	216,076	161,355
Current Income Tax Expense (Benefit)	66,380	81,589		328,863	340,466	218,020
Deferred:
U.S. federal	(124,798)	(13,346)		(13,589)	(16,884)	122,757
State	4,755	(469)		894	4,124	(4,402)
Foreign	(177,960)	(6,677)		(74,570)	(82,740)	34,442
Deferred Income Tax Expense (Benefit)	(298,003)	(20,492)		(87,265)	(95,500)	152,797
Provision for income taxes	$ (231,623)	$ 61,097	$ 142,528	$ 241,598	$ 244,966	$ 370,817